BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Sales to a related party			$ 222
Loan from a related party
Interest expenses			$ 378